Share-Based Compensation - Schedule of Recognized Share-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Expenses
Share-based compensation expense	$ 2,462	$ 682	$ 989	$ 631	$ 778
Share Options [Member] | Cost of Net Revenue [Member]
Operating Expenses
Share-based compensation expense	30	15	19	13	31
Share Options [Member] | Research and Development [Member]
Operating Expenses
Share-based compensation expense	715	347	497	356	358
Share Options [Member] | Sales, General and Administrative [Member]
Operating Expenses
Share-based compensation expense	1,213	320	473	262	389
Restricted Share Awards [Member]
Operating Expenses
Share-based compensation expense	504
Restricted Share Awards [Member] | Cost of Net Revenue [Member]
Operating Expenses
Share-based compensation expense	32
Restricted Share Awards [Member] | Research and Development [Member]
Operating Expenses
Share-based compensation expense	409
Restricted Share Awards [Member] | Sales, General and Administrative [Member]
Operating Expenses
Share-based compensation expense	$ 63